Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

Our subsidiaries are required to comply with rapidly evolving and complex PRC laws and regulations with respect to cybersecurity, data security and personal information protection. In response to the recent changes in the regulatory requirements, we have designed a data and information protection mechanism as part of our risk management process We have implemented processes for assessing, identifying and managing material risks from cybersecurity threats and monitoring the detection, mitigation and remediation of material cybersecurity incident.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external cyber threats. This system spans multiple security domains, including network, host and application layers. It integrates a range of security capabilities, such as threat defense, continuous monitoring, in-depth analysis, rapid response, as well as strategic deception and countermeasures. Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, procedural protocols, a rigorous program of surveillance on our corporate network, continuous testing of aspects of our security posture internally and with third-party business partners and third-party service providers, such as third-party online payment system providers, a solid incident response framework and regular cybersecurity training sessions for our employees. Our cybersecurity officer is actively engaged in continuous monitoring of our applications, systems and infrastructure to ensure prompt identification and response to potential cybersecurity issues, including emerging cybersecurity threats.

We have not engaged any third parties in connection with the processes for assessing, identifying, and managing material risks from cybersecurity threats. As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition. We have implemented a set of procedures to ensure effective management of the cybersecurity risks associated with the use of third-party service providers. These procedures include, but are not limited to, controlled user access in accordance with our enterprise-wide policy to restrict access to and use of malicious websites and programs. Cybersecurity awareness training is provided for all employees.

Material Cybersecurity Incident Material Impact or Reasonably Likely Material Impact [Text Block]

Our subsidiaries are required to comply with rapidly evolving and complex PRC laws and regulations with respect to cybersecurity, data security and personal information protection. In response to the recent changes in the regulatory requirements, we have designed a data and information protection mechanism as part of our risk management process We have implemented processes for assessing, identifying and managing material risks from cybersecurity threats and monitoring the detection, mitigation and remediation of material cybersecurity incident.

Cybersecurity Risk Management Processes Integrated [Text Block]	It integrates a range of security capabilities, such as threat defense, continuous monitoring, in-depth analysis, rapid response, as well as strategic deception and countermeasures.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our Company’s board of directors has oversight responsibility for the Company’s overall risk management, including cybersecurity risks, and has not delegated oversight authority for cybersecurity risks to any committee. Our management, led by our Chief Executive Officer and Chief Financial Officer, is responsible for assessing, identifying and managing material cybersecurity risks and threats to our Company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents if any. Our cybersecurity officer, as the management representative, reports to the board of directors on a quarterly basis with respect to the status and updates of any material cybersecurity incidents or risks our Company may face and disclosure issues, if any, and on disclosure concerning cybersecurity matters in our annual report on Form 20-F.

In 2024, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. However, we face potential cybersecurity threats that, if realized, would materially affect us. These threats include but are not limited to ransomware and malware attacks, compromised business email and other social engineering threats. Our service providers, suppliers and business partners also face similar cybersecurity risks, which could have an adverse impact on our business. Additional information on cybersecurity risks we face is discussed in Part I, Item 1A, “Risk Factors - While we are not aware of any data breach in the past, future cyberattacks, computer viruses or any failure to adequately maintain security and prevent unauthorized access to our information technology system or data could result in a disruption of our business operations and materially adversely affect our reputation, financial condition and operating results.”

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Company’s board of directors has oversight responsibility for the Company’s overall risk management, including cybersecurity risks, and has not delegated oversight authority for cybersecurity risks to any committee.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our management, led by our Chief Executive Officer and Chief Financial Officer, is responsible for assessing, identifying and managing material cybersecurity risks and threats to our Company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents if any.